TRADE RECEIVABLES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of detailed information about current receivables [Table Text Block]
Category	December 31, 2022	December 31, 2021
Royalty revenue receivable	$1,034	$198
Refundable taxes	1,017	1,166
Turkish VAT recoverable	3,567	5,496
Recoverable royalty generation expenditures and advances	911	1,445
Deferred compensation	12,216	11,112
Milestone payments receivable	4,000	-
Reclamation bonds	472	834
Prepaid expenses, deposits and other	879	617
Total receivables and other assets	24,096	20,869
Less: current portion	(11,574)	(7,440)
Non-current portion	$12,522	$13,429

DIsclosure of detailed information of changes in deferred compensation receivable [Table Text Block]
	Aftermath	Abrasilver	Total
Balance as at January 1, 2021	$-	$-	$-
Additions	8,506	4,600	13,106
Interest accretion	156	100	256
Amount received	(2,250)	-	(2,250)
Balance as at December 31, 2021	6,412	4,700	11,112
Gain on receivable modification	255	-	255
Interest accretion	696	553	1,249
Amount received	(400)	-	(400)
Balance as at December 31, 2022	6,963	5,253	12,216
Less: current portion	(2,500)	-	(2,500)
Non-current portion	$4,463	$5,253	$9,716

Disclosure of detailed information about currency of receivables [Table Text Block]
Currency	December 31, 2022	December 31, 2021
US Dollars	$18,763	$13,359
Canadian Dollars	347	1,351
Swedish Krona	1,350	663
Turkish Lira	3,602	5,496
Other	34	-
Total	$24,096	$20,869